Interest in Other Entities (Details) - Schedule of Total Share of Loss (Profit) of Investments Accounted for Using the Equity Method - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Interest in Other Entities (Details) - Schedule of Total Share of Loss (Profit) of Investments Accounted for Using the Equity Method [Line Items]
Total share of loss (profit) of investments		$ 4,107	$ 2,659	$ 2,149
Odysight.ai [Member]
Interest in Other Entities (Details) - Schedule of Total Share of Loss (Profit) of Investments Accounted for Using the Equity Method [Line Items]
Total share of loss (profit) of investments	[1]	660	1,360	1,401
Automax Ltd [Member]
Interest in Other Entities (Details) - Schedule of Total Share of Loss (Profit) of Investments Accounted for Using the Equity Method [Line Items]
Total share of loss (profit) of investments	[2]			(275)
Gix internet [Member]
Interest in Other Entities (Details) - Schedule of Total Share of Loss (Profit) of Investments Accounted for Using the Equity Method [Line Items]
Total share of loss (profit) of investments	[3]		215	822
Parazero [Member]
Interest in Other Entities (Details) - Schedule of Total Share of Loss (Profit) of Investments Accounted for Using the Equity Method [Line Items]
Total share of loss (profit) of investments	[4]	544	615
Laminera (note 4M) [Member]
Interest in Other Entities (Details) - Schedule of Total Share of Loss (Profit) of Investments Accounted for Using the Equity Method [Line Items]
Total share of loss (profit) of investments		1,176	157
SciSparc Nutraceuticals (note 4E) [Member]
Interest in Other Entities (Details) - Schedule of Total Share of Loss (Profit) of Investments Accounted for Using the Equity Method [Line Items]
Total share of loss (profit) of investments		1,249
Polyrizon (note 4H) [Member]
Interest in Other Entities (Details) - Schedule of Total Share of Loss (Profit) of Investments Accounted for Using the Equity Method [Line Items]
Total share of loss (profit) of investments		209	234	74
Elbit Imaging [Member]
Interest in Other Entities (Details) - Schedule of Total Share of Loss (Profit) of Investments Accounted for Using the Equity Method [Line Items]
Total share of loss (profit) of investments	[5]		36	83
A.I Conversation Systems [Member]
Interest in Other Entities (Details) - Schedule of Total Share of Loss (Profit) of Investments Accounted for Using the Equity Method [Line Items]
Total share of loss (profit) of investments	[6]	158
Revoltz (note 4I) [Member]
Interest in Other Entities (Details) - Schedule of Total Share of Loss (Profit) of Investments Accounted for Using the Equity Method [Line Items]
Total share of loss (profit) of investments		26	$ 42	$ 44
Zig Miami 54 (note 4G) [Member]
Interest in Other Entities (Details) - Schedule of Total Share of Loss (Profit) of Investments Accounted for Using the Equity Method [Line Items]
Total share of loss (profit) of investments		$ 85

[1]	Odysight.ai investment was accounted for as assets at fair value through profit or loss from March 21, 2023 (note 4C).
[2]	Automax Ltd. investment was accounted for as assets at fair value through profit or loss from March 9, 2021.
[3]	Gix Internet was consolidated from February 28, 2022 (note 4F).
[4]	Parazero investment was accounted for as assets at fair value through profit or loss from October 30, 2023 (note 4M).
[5]	Elbit Imaging Ltd. investment was accounted for as assets at fair value through profit or loss from October 18, 2022.
[6]	A.I Conversation Systems investment was accounted for as assets at fair value through profit or loss until September 5, 2023 (note 4M).